Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 313,313,124		¥ 187,241,607	¥ 117,770,911
Balance at end of the year	413,385,156	$ 59,113,291	313,313,124	187,241,607
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	7,824,545		4,723,760	3,322,238
Other comprehensive income/(loss)	(5,708,862)		3,100,785	1,401,522
Balance at end of the year	2,115,683	302,539	7,824,545	4,723,760
Foreign currency translation difference
Accumulated Other Comprehensive Income
Balance at beginning of the year	7,279,370		4,673,388	3,340,404
Other comprehensive income/(loss)	(5,476,543)		2,605,982	1,332,984
Balance at end of the year	1,802,827	257,801	7,279,370	4,673,388
Net change in unrealized (losses)/gains on available-for- sale debt securities
Accumulated Other Comprehensive Income
Balance at beginning of the year	545,175		50,372	(18,166)
Other comprehensive income/(loss)	(232,319)		494,803	68,538
Balance at end of the year	¥ 312,856	$ 44,738	¥ 545,175	¥ 50,372